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July 11, 2022	vedderprice.com

W. Thomas Conner Shareholder
VIA EDGAR TRANSMISSION	+1 202 312 3331 tconner@vedderprice.com

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Pre-Effective Amendment No. 1 to Registration Statement on Form S-3

Brighthouse Life Insurance Company

Brighthouse Shield Level Pay PlusSM Annuity

Brighthouse Shield Level Pay PlusSM Advisory Annuity

File No. 333-262390

Commissioners:

On behalf of Brighthouse Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “Securities Act”) Pre-Effective Amendment No. 1 (the “Amendment”) to the Company’s registration statement on Form S-3 (the “Registration Statement”) for certain individual single premium deferred index-linked separate account annuity contracts (the “Contracts”).

The Amendment is being filed for the purpose of providing certain information required by the Form and not included in the Registration Statement and to file certain exhibits, including the form of GLWB supplement. As addressed in separate correspondence dated May 24, 2022, June 30, 2022 and July 8, 2022 and duly filed via EDGAR, the Company responded to comments received from the staff of the U.S. Securities and Exchange Commission (the “Staff”) regarding the Registration Statement.

The Company has authorized us to include the following representation—as requested by the Staff—in this letter. The Company represents that it will only use the supplement process to reflect specific GLWB rates for new investors and such supplement will not otherwise seek to add or alter in any way any other terms or features of the Contracts.

We note that, in conjunction with the filing of the Amendment, the Company and the principal underwriter of the Contract, Brighthouse Securities, LLC, has filed an acceleration request pursuant to Rule 461 under the Securities Act requesting that the Amendment be declared effective on August 4, 2022.

1401 New York Avenue NW, Suite 500 | Washington, DC 20005 | T +1 202 312 3320 | F +1 202 312 3322

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.

U.S. Securities and Exchange Commission

July 11, 2022

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 312-3331 or Nathaniel Segal at (312) 609-7747.

Very truly yours,

/s/ W. Thomas Conner
W. Thomas Conner
Shareholder

cc:	Michele H. Abate, Associate General Counsel, Brighthouse Financial, Inc. Alyson Saad, Managing Corporate Counsel, Brighthouse Financial, Inc. Nathaniel Segal, Shareholder, Vedder Price P.C.